Related Parties Payable (Details) - USD ($)	Dec. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 06, 2022	Nov. 28, 2022	Nov. 21, 2022	Nov. 14, 2022	Nov. 07, 2022	Sep. 19, 2022	Sep. 09, 2022	Sep. 02, 2022	Aug. 25, 2022	Jun. 18, 2022	Jun. 04, 2022	Jun. 02, 2022	May 16, 2022	May 06, 2022
Disclosure of transactions between related parties [line items]
Shares issued		706,250	706,250	25,000		300,000	249,999	123,000	137,750	139,250	100,000	20,000	20,000	20,000	20,000	70,000	45,000	25,000	85,000	7,500
Payable to related parties	$ 3,783,415				$ 3,330,518
Bank loan	1,643,993
Sun Lei [Member]
Disclosure of transactions between related parties [line items]
Shares issued						1,000,000
Payable to related parties	$ 222,354